GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in the carrying amount of goodwill
Balance, beginning of year	$ 117,696	$ 116,830	$ 116,830	$ 117,651
Foreign currency translation adjustment			866	(821)
Balance, end of year	116,977		117,696	116,830	117,651
Company's intangible asset and related accumulated amortization for its software
Software			26,375	24,076
Accumulated amortization			(21,846)	(20,817)
Software, net	4,275		4,529	3,259
Amortization expense	254	263	1,010	1,106	1,273
Estimated annual amortization expense
2013			927
2014			602
2015			417
2016			268
2017			$ 107